Trading properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning	$ 27,806	$ 32,007
Additions	3,007	1,268
Currency translation adjustment	(662)	(1,479)
Transfers	163,301
Impairment	(19,125)
Disposals	(13,912)	(3,990)
Ending	160,415	27,806
Properties Under Development [Member]
Statement [Line Items]
Beginning	12,476	16,797
Additions	1,772	1,044
Currency translation adjustment	(662)	(1,479)
Transfers	163,301
Impairment	(18,824)
Disposals	(13,394)	(3,886)
Ending	144,669	12,476
Completed Properties [Member]
Statement [Line Items]
Beginning	2,976	3,080
Additions	0	0
Currency translation adjustment	0	0
Transfers	0
Impairment	(301)
Disposals	(514)	(104)
Ending	2,161	2,976
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	12,354	12,130
Additions	1,235	224
Currency translation adjustment	0	0
Transfers	0
Impairment	0
Disposals	(4)	0
Ending	$ 13,585	$ 12,354